STOCKHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2016
Stockholders' (deficit) equity
Schedule of information regarding awards under 2007 stock incentive plan

The following table sets forth information regarding awards under our 2007 Stock Incentive Plan:

As of December 31, 2016
	Share Grants Approved	Options Outstanding	Restricted Stock Awards Outstanding	Restricted Stock Units Outstanding	Shares Available for Award
2007 Stock Incentive Plan	10,000,000	—	—	—	343,067
Total		—	—	—	343,067

Schedule of stock option activity

The following table summarizes the activity of our stock options for the years ended December 31, 2016, and 2015:

	Shares	Weighted Average Exercise Price
Outstanding at December 31, 2014	32,000	$0.51

Granted	—	$—
Exercised	—	$—
Forfeited or expired	—	$—
Outstanding at December 31, 2015	32,000	$0.51

Granted	—	$—
Exercised	—	$—
Forfeited or expired	(32,000)	$0.51
Outstanding at December 31, 2016	—	$—

Exercisable at December 31, 2016	—	$—